TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	350	0	0	0.00%
2	Data Integrity - Current UPB	350	0	0	0.00%
3	Data Integrity - Current Interest Rate	350	0	0	0.00%
4	Data Integrity - Marketable Title Date	6	0	0	0.00%
5	Data Integrity - Loan Status	350	0	0	0.00%
6	Data Integrity - Max Claim Amount	350	0	0	0.00%
7	Data Integrity - Called Due Date	264	0	0	0.00%
8	Data Integrity - UPB at Called Due Date	264	0	0	0.00%
9	Data Integrity - Original Note Rate	350	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	91	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	91	0	0	0.00%
12	Data Integrity - Debenture Rate	350	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	154	0	0	0.00%
14	Data Integrity - Closing Date	350	0	0	0.00%
15	Data Integrity - Amortization Type	350	0	0	0.00%
16	Data Integrity - FHA Case Number	350	0	0	0.00%
17	Data Integrity - Original Principal Limit	350	0	0	0.00%
18	FHA Insurance	1925	0	0	0.00%
19	Valuation Integrity	328	0	0	0.00%
20	Property Inspections	327	0	0	0.00%
21	Borrower's Age	334	4	4	1.20%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	255	67	67	26.27%
23	Property Preservation to Allowable Limit	218	0	0	0.00%
24	Tax and Insurance Disbursement Verification*	266	0	0	0.00%
25	Corporate Advance Disbursement Verification*	328	0	0	0.00%
26	Lien Search	157	16	11	7.01%
27	BPO Order	251	0	0	0.00%

*individual disbursement transactions on loans within the sample population